Fixed Assets - Summary of Fixed Assets (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	R$ 7,166	R$ 7,302
Ending balance	6,937	7,166
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	21,346	21,016
Acquisitions	1,716	1,621
Disposals	(1,101)	(691)
Exchange variation	491	(76)
Transfers	(4)
Other	(1,877)	(524)
Ending balance	20,571	21,346
Depreciation and Amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(14,153)	(13,714)
Depreciation expenses	(1,494)	(1,662)
Disposals	929	616
Exchange variation	(307)	45
Other	1,538	562
Ending balance	(13,487)	(14,153)
mpairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(27)
Increase	(120)	(27)
Ending balance	(147)	(27)
Fixed assets under construction [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	734
Ending balance	563	734
Fixed assets under construction [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	734	556
Acquisitions	457	473
Disposals	(38)
Exchange variation		(1)
Transfers	(596)	(278)
Other	6	(16)
Ending balance	563	734
Real estate [member] | Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,099
Ending balance	1,102	1,099
Real estate [member] | Land [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,099	1,084
Acquisitions	1	14
Disposals	(27)	(8)
Exchange variation	4
Other	25	9
Ending balance	1,102	R$ 1,099
Real estate [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	R$ 1,242
Annual depreciation rates	4.00%	4.00%
Ending balance	R$ 1,301	R$ 1,242
Real estate [member] | Buildings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,065	3,111
Acquisitions	37	38
Disposals	(79)	(30)
Exchange variation	20	(6)
Transfers	196	107
Other	(85)	(155)
Ending balance	3,154	3,065
Real estate [member] | Buildings [member] | Depreciation and Amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,823)	(1,929)
Depreciation expenses	(81)	(79)
Disposals	50	21
Exchange variation	(4)	5
Other	8	159
Ending balance	(1,850)	R$ (1,823)
Real estate [member] | Buildings [member] | mpairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Increase	(3)
Ending balance	(3)
Other fixed assets [member] | Improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	R$ 805
Annual depreciation rates	10.00%	10.00%
Ending balance	R$ 853	R$ 805
Other fixed assets [member] | Improvements [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,560	2,487
Acquisitions	39	60
Disposals	(327)	(97)
Exchange variation	191	(16)
Transfers	303	130
Other	84	(4)
Ending balance	2,850	2,560
Other fixed assets [member] | Improvements [member] | Depreciation and Amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,755)	(1,670)
Depreciation expenses	(285)	(191)
Disposals	320	94
Exchange variation	(103)	8
Other	(62)	4
Ending balance	(1,885)	(1,755)
Other fixed assets [member] | Improvements [member] | mpairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Increase	(112)
Ending balance	(112)
Other fixed assets [member] | Installations [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	582
Ending balance	603	582
Other fixed assets [member] | Installations [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,729	1,988
Acquisitions	59	10
Disposals	(30)	(10)
Exchange variation	29	(6)
Transfers	79	27
Other	(3)	(280)
Ending balance	1,863	1,729
Other fixed assets [member] | Installations [member] | Depreciation and Amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,147)	(1,290)
Depreciation expenses	(147)	(136)
Disposals	25	8
Exchange variation	(19)	4
Other	30	267
Ending balance	(1,258)	(1,147)
Other fixed assets [member] | Installations [member] | mpairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Increase	(2)
Ending balance	(2)
Other fixed assets [member] | Furniture and Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	351
Ending balance	369	351
Other fixed assets [member] | Furniture and Equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,260	1,209
Acquisitions	77	68
Disposals	(104)	(7)
Exchange variation	83	(12)
Transfers	4
Other	65	2
Ending balance	1,385	1,260
Other fixed assets [member] | Furniture and Equipment [member] | Depreciation and Amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(909)	(834)
Depreciation expenses	(82)	(87)
Disposals	94	6
Exchange variation	(52)	6
Other	(64)
Ending balance	(1,013)	(909)
Other fixed assets [member] | Furniture and Equipment [member] | mpairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Increase	(3)
Ending balance	(3)
Other fixed assets [member] | Data processing systems [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,001
Ending balance	1,847	2,001
Other fixed assets [member] | Data processing systems [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	9,564	9,328
Acquisitions	976	868
Disposals	(471)	(534)
Exchange variation	152	(34)
Transfers	10	14
Other	(1,984)	(78)
Ending balance	8,247	9,564
Other fixed assets [member] | Data processing systems [member] | Depreciation and Amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(7,536)	(7,128)
Depreciation expenses	(777)	(1,043)
Disposals	418	483
Exchange variation	(117)	21
Other	1,639	131
Ending balance	(6,373)	(7,536)
Other fixed assets [member] | Data processing systems [member] | mpairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(27)
Increase		(27)
Ending balance	(27)	(27)
Other fixed assets [member] | Other (communication,security and transportation) [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	352
Ending balance	299	352
Other fixed assets [member] | Other (communication,security and transportation) [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,335	1,253
Acquisitions	70	90
Disposals	(25)	(5)
Exchange variation	12	(1)
Other	15	(2)
Ending balance	1,407	1,335
Other fixed assets [member] | Other (communication,security and transportation) [member] | Depreciation and Amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(983)	(863)
Depreciation expenses	(122)	(126)
Disposals	22	4
Exchange variation	(12)	1
Other	(13)	1
Ending balance	R$ (1,108)	R$ (983)
Other fixed assets [member] | Bottom of range [member] | Installations [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rates	10.00%	10.00%
Other fixed assets [member] | Bottom of range [member] | Furniture and Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rates	10.00%	10.00%
Other fixed assets [member] | Bottom of range [member] | Data processing systems [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rates	20.00%	20.00%
Other fixed assets [member] | Bottom of range [member] | Other (communication,security and transportation) [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rates	10.00%	10.00%
Other fixed assets [member] | Top of range [member] | Installations [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rates	20.00%	20.00%
Other fixed assets [member] | Top of range [member] | Furniture and Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rates	20.00%	20.00%
Other fixed assets [member] | Top of range [member] | Data processing systems [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rates	50.00%	50.00%
Other fixed assets [member] | Top of range [member] | Other (communication,security and transportation) [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rates	20.00%	20.00%